Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement
23.
FAIR VALUE MEASUREMENT

ASC 820-10, Fair Value Measurements and Disclosures: Overall (“ASC 820-10”), establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace

Level 3 - Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures investment accounted for using fair value option and available-for-sale debt securities at fair value on a recurring basis. Short-term available-for-sale debt securities are classified within Level 2 as the fair value is measured by using indirectly inputs observable in the marketplace. The investment accounted for using long-term available-for-sale debt securities are classified within Level 3 in the fair value hierarchy.

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains from fair value changes
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2025
Short-term investment
Wealth management products	—	—		—		142
Long-term Investment
Available-for-sale debt securities	72,670	10,392			72,670	(31,741)
As of December 31, 2024
Short-term investment
Wealth management products	17	2		17		848
Long-term Investment
Available-for-sale debt securities	95,249	13,049			95,249	2,642
Investments accounted for using fair value option	8,626	1,182		8,626		(35,354)

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB
Balance as of January 1, 2023	412,533
Addition	111,697
Fair value change	(378,415)
Foreign exchange translation adjustments	9,215
Balance as of December 31, 2023	155,030
Addition	43,954
Reduction	(71,670)
Fair value change	(32,712)
Foreign exchange translation adjustments	647
Balance as of December 31, 2024	95,249
Addition	10,051
Fair value change	1,121
Credit loss	(32,862)
Foreign exchange translation adjustments	(889)
Balance as of December 31, 2025	72,670
Balance as of December 31, 2025 in US$	10,392

(i)
There were no transfers of fair value measurements into or out of Level 3 for the year ended December 31, 2023 and 2025. For the year ended December 31, 2024, the fair value measurement of the Group's equity interest in Live.me was transferred out of Level
3 to Level 2, since that all the shares that the Group held were redeemed by Live.me in February 2025 and the redemption price was treated as an observable market price as of December 31, 2024.

Significant unobservable inputs used in the recurring fair value measurement for long-term available-for-sale debt securities and investments accounted for using fair value option (level 3) are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Available-for-sale debt securities	72,670	Market approach	• Volatility	55.1%~58.2%

Significant increases (decreases) in the assumption of volatility in isolation would have resulted in a significantly lower (higher) fair value measurement.

Assets and liabilities measured or disclosed at fair value on a non-recurring basis

The Group measures certain financial assets as equity investments accounted for using equity method at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group measures equity securities accounted for using measurement alternative on a non-recurring basis only if there are observable price changes in orderly transactions for identical or similar investments of the same issuer, or an impairment loss were to be recognized. The Group also measures the remaining interests upon deconsolidation of certain businesses at fair value on a non-recurring basis. The Group’s non-financial assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. The Group performed impairment assessment of its goodwill annually as of the balance sheet date or more frequently when events or circumstances indicate an impairment may exist at the reporting unit level, the valuation methodology used to estimate the fair value of goodwill is discussed in Note10 - Goodwill for further information.

The following table summarizes the Group’s assets held as of December 31, 2024 and 2025 for which a non-recurring fair value measurement was recorded during the years ended December 31, 2024 and 2025:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2025
Equity investments accounted for using the measurement alternative	42,823	6,124			42,823	(46,394)
As of December 31, 2024
Equity investments accounted for using the measurement alternative	158,890	21,768			158,890	(64,441)
Goodwill	424,099	58,101			424,099	(152,890)

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 5). The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured by using market approach by the Group at the date of impairment, which requires management to use unobservable inputs (level 3). As of December 31, 2025, the carrying value of these impaired investment measured at level 3 inputs were written down from RMB100,273 to fair value of RMB8 (US$1). In 2025, certain preferred shares held by the Group of an investment previously accounted for using the measurement alternative was reclassified and accounted for as available-for-sale debt securities since the preferred shares are redeemable at the Group’s option. The Group remeasured the fair value of the investment upon the reclassification with a remeasurement loss of RMB11,480 (US$1,642). The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using measurement alternative	42,823	Back-Solve method	• Volatility	69.4%~70.3%
		Market Approach	• Volatility	58.2%